Document And Entity Information	Sep. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2022
Entity Registrant Name	AMERICAN EAGLE OUTFITTERS INC
Entity Central Index Key	0000919012
Entity Emerging Growth Company	false
Securities Act File Number	1-33338
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2721761
Entity Address, Address Line One	77 Hot Metal Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203-2329
City Area Code	(412)
Local Phone Number	432-3300
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AEO
Security Exchange Name	NYSE